Borrowing Arrangements - Related Party - Summary of discount rate (Details) - August 2022 Bridge Notes - TEMPO AUTOMATION INC	Sep. 30, 2022 Y
Expected term
FAIR VALUE MEASUREMENTS
Convertible note, fair value	0.15
Discount rate
FAIR VALUE MEASUREMENTS
Convertible note, fair value	20.00
Probability of Qualified Financing
FAIR VALUE MEASUREMENTS
Convertible note, fair value	90.00